Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Interest-bearing loans and borrowings

15.       Interest-bearing loans and borrowings

This caption is made up as follows:

	Currency	Nominal interest rate	Maturity	2018	2017
		%		S/(000)	S/(000)

Short-term promissory notes
Banco de Crédito del Perú	US$	3.43	April 15, 2019	16,895	—
Scotiabank	US$	3.40	October 10, 2019	43,927	—

Total current				60,822	—

Senior Notes (c)
Principal, net of issuance costs	US$	4.50	February 8, 2023	441,786	965,290

Mid-term promissory notes (bridge loan) (d)
Banco de Crédito del Perú	S/	5.70	December 4, 2020	169,000	—
Banco de Crédito del Perú	S/	5.70	December 9, 2020	411,769	—

Total non-current				1,022,555	965,290

Short-term promissory notes

Financing with Banco de Crédito del Perú was obtained for working capital, has a current maturity and maintains an effective interest rate of 3.43 percent per year. Financing with Scotiabank was obtained with the purpose of resolving the acquisition of the business mentioned in note 1.2., has a current maturity and maintains an effective interest rate of 3.4 percent per year.

Senior Notes

The General Shareholder’s Meeting held on January 7, 2013, approved that the Company complete a financing transaction. In connection with this, the Board of Directors’ Meeting held on January 24, 2013, agreed to issue Senior Notes through a private offering under Rule 144A and Regulation S of the U.S. Securities Act of 1933. Also it was agreed to list these securities in the Ireland Stock Exchange. Consequently, on February 1, 2013, the Company issued Senior Bonds with a face value of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000). The Company has used part of the net proceeds from the offering to prepay certain of its existing debt and the difference has been used in capital expenditures in connection with its cement business. The Senior Notes are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Dinoselva Iquitos S.A.C and Calizas del Norte S.A.C. (on liquidation).

In the case that the Company and guarantee subsidiaries require to issue debt or equity instruments or merges with another company or dispose or rent significant assets, the senior notes will activate the following covenants, calculated on the Company and Guarantee Subsidiaries annual consolidated financial statements:

-       The fixed charge covenant ratio would be at least 2.5 to 1.

-       The consolidated debt-to-EBITDA ratio would be no greater than 3.5 to 1.

As of December 31, 2018 and 2017, the Company has complied with all the covenants in force.

The Board of Directors’ Meeting held on November 26, 2018, approved the purchase of the senior notes in US dollars was issued by the Company. As a result, the Company acquired senior notes for an amount of US$168,388,000 corresponding to 56.13 percent of the total issued senior notes.

To finance this acquisition, the Company obtained medium-term promissory notes (bridge loans) for a total of S/580,769,000, which will be canceled with the second issue of senior notes approved by the General Shareholders’ Meeting held on January 8, 2019. These bonds will be placed in the local market up to the maximum amount of S/1,000,000,000 or its equivalent in United States dollars. Issue of these senior notes was made on January 31, 2019.

As of December 31, 2018 and 2017, senior notes generated interest that has been recognized in the consolidated statement of profit or loss for S/45,380,000 and S/45,358,000 respectively, see note 25.

As a consequence of the purchase of senior notes issued in united states dollars, the Company’s Management considers that it is not necessary to continue with all of the derivative financial instruments to hedge said liabilities, for this reason during December 2018 the Company settled US$150,000,000 of a total of US$300,000,000. The profit obtained from this settlement amounted to S/27,003,000.

As of December 31, 2018 and 2017, the Company has hedged cash flow contracts to reduce the foreign currency risk of corporate bonds, which are in US dollars, see note 31.

Mid-term promissory notes

The Company’s Board of Directors’ Meeting held on November 26, 2018, approved a bridge loan with Banco de Crédito del Perú, which purpose is to finance the purchase of the senior notes agreed upon in the same board meeting through a private purchase offer detailed in Note 1.1. The original terms were: quarterly payments, maturity of 2 years and an effective interest rate of 5.7 percent per year. On February 1, 2019, these obligations were paid with the funds obtained by the issuance of corporate bonds in soles mentioned in notes 1.1. and 34.